Consolidated statement of comprehensive income - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of comprehensive income [abstract]
Profit after tax from continuing operations	£ 572	£ 1,064
Profit after tax from discontinued operations	76	65
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement gains/(losses) on pension assets and post-retirement benefit obligations	51	(263)
Net losses in respect of cash flow hedging of capital expenditure	(25)	(2)
Tax on items that will never be reclassified to profit or loss	(8)	64
Total items from continuing operations that will never be reclassified to profit or loss	18	(201)
Items from continuing operations that may be reclassified subsequently to profit or loss:
Retranslation of net assets offset by net investment hedge	(799)	118
Net gains in respect of cash flow hedges	78	201
Net (losses)/gains in respect of cost of hedging	(12)	40
Net gains/(losses) on investments in debt instruments measured at fair value through other comprehensive income	13	(16)
Tax on items that may be reclassified subsequently to profit or loss	(17)	(59)
Total items from continuing operations that may be reclassified subsequently to profit or loss	(737)	284
Other comprehensive (loss)/income for the period, net of tax, from continuing operations	(719)	83
Other comprehensive loss for the period, net of tax, from discontinued operations	(10)	(9)
Other comprehensive (loss)/income for the period, net of tax	(729)	74
Total comprehensive (loss)/income for the period from continuing operations	(147)	1,147
Total comprehensive income for the period from discontinued operations	66	56
Total comprehensive (loss)/income for the period	(81)	1,203
Attributable to:
Equity shareholders of the parent from continuing operations	(147)	1,146
Equity shareholders of the parent from discontinued operations	66	56
Equity shareholders of the parent	(81)	1,202
Non-controlling interests	£ 0	£ 1